Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 4,644		$ 4,592		$ 3,862
Other comprehensive income (loss):
Foreign currency translation adjustments, net of tax	(35)		(30)		0
Net cash flow hedges, net of tax	4		3		3
Pension and other postretirement benefits, net of tax	(37)		59		(12)
Net other comprehensive income (loss)	(68)	[1]	32	[1]	(9)
Comprehensive income	4,576		4,624		3,855
Comprehensive loss attributable to noncontrolling interest	0		0		2
Comprehensive income attributable to CVS Health	$ 4,576		$ 4,624		$ 3,853

[1]	All amounts are net of tax.